As filed with the Securities and Exchange Commission on December 23, 2025
REGISTRATION NO. 333-271020

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
______________________________________________
FORM N-4

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.
Post-Effective Amendment No. 4
____________________________________
EVERLAKE LIFE INSURANCE COMPANY
(Name of Depositor)
________________________________________________

3100 Sanders Road, Suite 303
Northbrook, IL 60062
(Address of Depositor's Principal Executive Offices) (Zip Code)
1-844-953-2815
(Insurance Company’s Telephone Number, including Area Code)

SONYA EKART, ESQUIRE
Everlake Life Insurance Company
115 Canopy St., Suite 401
Lincoln Nebraska 68508
(Name and Address of Agent for Service)
________________________________________________
COPIES TO:
W. THOMAS CONNER, ESQ.
CARLTON FIELDS
1625 Eye Street NW, Suite 800
Washington, DC 20006

Approximate Date of Proposed Public Offering: On May 1, 2026

It is proposed that this filing become effective (check appropriate box):
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on ____ pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[X] on March 13, 2026 pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each box that appropriately characterizes the Registrant:
[ ] New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a
Securities Act registration statement or amendment thereto within 3 years preceding this filing)
[ ] Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934
(“Exchange Act”))
[ ] If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act
[X] Insurance Company relying on Rule 12h-7 under the Exchange Act
[ ] Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)

EXPLANATORY NOTE

This Post-Effective Amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, for the sole purpose of delaying the effective date of Post-Effective Amendment No. 3 ("Amendment No. 3") to the Registration Statement File No. 333-271020 filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended, on October 8, 2025. Parts A, B and C of Amendment No. 3 are incorporated by reference herein.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereunto duly authorized in the Township of Northfield, State of Illinois on the 23rd day of December, 2025.
EVERLAKE LIFE INSURANCE COMPANY
(REGISTRANT)
By: /s/ ANGELA K. FONTANA
Angela Fontana
Senior Vice President,
Chief Legal Officer and Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated and on the 23rd day of December, 2025.

/s/ Angela K. Fontana	Director, Senior Vice President, Chief Legal Officer and Secretary
Angela K. Fontana

*/Johnny Johns	Director
Johnny Johns

*/ Laurie L. Harris	Director
Laure L. Harris

*/ Michael Hartt	Senior Vice President and Chief Accounting Officer
Michael Hartt

*/ Michael W. Hovey	Director and Chairman of the Board
Michael W. Hovey

*/ Ted M. Johnson	Director, Senior Vice President and Chief Financial Officer
Ted M. Johnson

*/ Tyler E. Largey	Director, President and Chief Executive Officer
Tyler E. Largey

*/Philip Sherrill	Director
Philip Sherrill

*/ Susan E. Voss	Director
Susan E. Voss

*/ Bonnie G. Wasgatt	Director
Bonnie G. Wasgatt

* By Angela K. Fontana, pursuant to Power of Attorney previously filed.